Business Segments - Narrative (Details) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) employee segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Segment Reporting Information [Line Items]
Gain on asset sales, net				$ 89.8	$ 0.0	$ 0.0
Restructuring and other charges	$ 4.5			$ 4.5	0.0	0.0
Number of Reportable Segments | segment				2,000,000
Restructuring charges				$ 4.5	0.0	0.0
Income (loss) from equity method investments				(10.7)	(1.0)	0.0
Total international sales				1,667.9	1,698.4	1,454.5
Sales by U.S. operations to foreign countries				1,262.6	1,303.8	1,078.6
LIFO-related net realizable value charge	(33.6)			(33.6)	(2.9)
Inventory valuation reserves	$ 104.1			104.1	88.5
Closed operations and other expenses				25.5	21.6	34.0
Gain (Loss) on Disposition of Oil and Gas and Timber Property		$ 62.4	$ 29.3	91.7
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				$ (1.8)	0.0	0.0
Advanced Alloys & Solutions
Segment Reporting Information [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | employee				70
Allegheny & Tsingshan Stainless
Segment Reporting Information [Line Items]
Equity method investment ownership percentage	50.00%			50.00%
Revenue from related parties				$ 14.6	4.1
Income (loss) from equity method investments				(19.3)	(3.9)
Allegheny & Tsingshan Stainless | Advanced Alloys & Solutions
Segment Reporting Information [Line Items]
Income (loss) from equity method investments				$ (12.2)
Uniti [Member]
Segment Reporting Information [Line Items]
Equity method investment ownership percentage	50.00%			50.00%
Revenue from related parties				$ 31.3	49.4	38.6
Uniti [Member] | Advanced Alloys & Solutions
Segment Reporting Information [Line Items]
Income (loss) from equity method investments				$ 1.5	$ 2.9	$ 0.6
Aerospace & Defense Market Concentration Risk [Member] | Revenue Benchmark [Member] | High Performance Materials & Components
Segment Reporting Information [Line Items]
Percentage of sales				80.00%
Energy and Aerospace & Defense Market Concentration [Member] | Revenue Benchmark [Member] | Advanced Alloys & Solutions
Segment Reporting Information [Line Items]
Percentage of sales				50.00%
Allegheny Technologies $350 million 9.375% Senior Notes due 2019
Segment Reporting Information [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							9.375%
Cast Products
Segment Reporting Information [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 6.2		$ 6.2
Forged Products
Segment Reporting Information [Line Items]
LIFO-related net realizable value charge	$ (5.2)			(5.2)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			$ (7.7)	$ (8.1)
Allegheny Technologies Inc | STAL Precision Stainless Steel Company Limited [Member]
Segment Reporting Information [Line Items]
Joint venture ownership percentage	60.00%			60.00%
Allegheny Technologies Inc | Uniti [Member] | VSMPO [Member]
Segment Reporting Information [Line Items]
Joint venture ownership percentage by unaffiliated entity	50.00%			50.00%